Cover	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2022
Entity File Number	000-55747
Entity Registrant Name	UPAY, INC.
Entity Central Index Key	0001677897
Entity Tax Identification Number	37-1793622
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3010 LBJ Highway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	(972)
Local Phone Number	888-6052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false